Loans and Borrowings (Schedule of Principal Loans and Borrowings) (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Identity of borrower	Four of the Company's Spanish subsidiaries
Loan date	March 2019
Original amount of loan	€ 17,600
Interest Mechanism and rate	Annual interest rate equal to the Euribor 6 month rate plus a margin of 2%
Payment date of principal	June 30 and December 31 of each of the years 2019-2037
Original amount of loan	€ 120,818	€ 60,228
Fair value [Member]
Disclosure of detailed information about borrowings [line items]
Original amount of loan	16,961
Less current maturities	1,041
Total material Company loans issued in the period	15,920
Carrying amount [Member]
Disclosure of detailed information about borrowings [line items]
Original amount of loan	19,949
Less current maturities	1,375
Total material Company loans issued in the period	€ 18,574